Schedule of Investments (unaudited)	iShares® MSCI Brazil Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 9.6%
Embraer SA(a)	2,517,781	$17,372,109

Automobile Components — 1.1%
Fras-Le SA	241,607	805,679
Mahle-Metal Leve SA	193,911	1,164,744
		1,970,423
Broadline Retail — 1.5%
Magazine Luiza SA(a)	1,189,409	2,806,524

Commercial Services & Supplies — 3.1%
GPS Participacoes e Empreendimentos SA(b)	1,207,729	4,264,278
Orizon Valorizacao de Residuos SA(a)	178,137	1,380,410
		5,644,688
Communications Equipment — 0.9%
Intelbras SA Industria de Telecomunicacao
Eletronica Brasileira	351,779	1,563,641

Consumer Staples Distribution & Retail — 1.6%
Grupo Mateus SA	1,976,939	2,929,133

Diversified Consumer Services — 2.5%
Cogna Educacao SA(a)	6,716,820	2,379,265
YDUQS Participacoes SA	940,351	2,168,705
		4,547,970
Electric Utilities — 4.1%
Alupar Investimento SA	567,217	3,141,303
Transmissora Alianca de Energia Eletrica SA	674,517	4,403,520
		7,544,823
Financial Services — 2.6%
Cielo SA	4,375,856	4,666,780

Food Products — 7.4%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	183,762	888,556
Camil Alimentos SA	375,812	684,934
Jalles Machado SA	380,252	489,536
M.Dias Branco SA	242,668	1,448,826
Marfrig Global Foods SA(a)	1,334,333	2,866,418
Minerva SA	978,124	1,154,920
Sao Martinho SA	557,889	2,883,526
SLC Agricola SA	634,707	2,154,008
Tres Tentos Agroindustrial SA	445,877	826,217
		13,396,941
Ground Transportation — 2.9%
JSL SA	307,555	615,004
Movida Participacoes SA(a)	583,537	720,128
Simpar SA	1,249,923	1,435,380
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA	1,581,051	2,441,929
		5,212,441
Health Care Providers & Services — 3.4%
CM Hospitalar SA	577,723	319,068
Fleury SA	881,335	2,358,216
Odontoprev SA	988,750	2,101,440
Oncoclinicas do Brasil Servicos Medicos SA(a)	849,592	1,448,104
		6,226,828
Hotels, Restaurants & Leisure — 2.2%
Smartfit Escola de Ginastica e Danca SA	944,232	4,046,015

Household Durables — 5.7%
Cury Construtora e Incorporadora SA	470,110	1,650,027
Security	Shares	Value

Household Durables (continued)
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	1,001,543	$3,644,992
Direcional Engenharia SA	465,743	2,189,948
Ez Tec Empreendimentos e Participacoes SA	395,483	973,851
MRV Engenharia e Participacoes SA(a)	1,410,137	1,858,376
		10,317,194
Independent Power and Renewable Electricity Producers — 3.3%
AES Brasil Energia SA	861,776	1,838,140
Auren Energia SA	1,073,770	2,441,641
Serena Energia SA, NVS(a)	1,003,004	1,659,926
		5,939,707
Insurance — 0.7%
IRB-Brasil Resseguros SA(a)	220,827	1,327,258

IT Services — 0.6%
LWSA SA(b)	1,281,836	1,057,028

Machinery — 1.0%
Marcopolo SA	733,653	711,172
Tupy SA	258,017	1,137,537
		1,848,709
Marine Transportation — 0.9%
Hidrovias do Brasil SA(a)	2,177,269	1,662,734

Metals & Mining — 0.8%
Bradespar SA	123,472	437,839
Cia. Brasileira de Aluminio(a)	815,620	1,105,946
		1,543,785
Oil, Gas & Consumable Fuels — 4.8%
3R Petroleum Oleo E Gas SA	817,369	4,389,686
Enauta Participacoes SA	523,255	2,206,263
Petroreconcavo SA	524,956	2,073,471
		8,669,420
Paper & Forest Products — 1.5%
Dexco SA	1,468,501	2,013,599
Irani Papel e Embalagem SA	429,199	693,140
		2,706,739
Real Estate Management & Development — 8.0%
Allos SA, NVS	1,437,979	5,742,714
Iguatemi SA	781,462	3,013,694
JHSF Participacoes SA	1,215,733	926,114
LOG Commercial Properties e Participacoes SA	146,254	603,856
Multiplan Empreendimentos Imobiliarios SA	967,619	4,183,083
		14,469,461
Specialty Retail — 1.3%
C&A Modas SA(a)	385,870	706,205
Grupo SBF SA	348,882	772,724
Pet Center Comercio e Participacoes SA	1,158,831	827,595
		2,306,524
Textiles, Apparel & Luxury Goods — 4.6%
Arezzo Industria e Comercio SA	258,214	2,429,254
Grendene SA	1,130,162	1,330,134
Grupo De Moda Soma SA	1,825,717	2,051,407
Vivara Participacoes SA	464,974	1,930,418
Vulcabras SA	245,762	690,824
		8,432,037
Trading Companies & Distributors — 0.8%
Armac Locacao Logistica E Servicos SA	371,535	740,820
Mills Locacao Servicos e Logistica SA	352,639	803,208
		1,544,028

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 3.8%
EcoRodovias Infraestrutura e Logistica SA	872,318	$1,144,617
Santos Brasil Participacoes SA	1,701,188	3,729,013
Wilson Sons SA, NVS	708,670	2,078,409
		6,952,039
Water Utilities — 3.0%
Cia de Saneamento de Minas Gerais Copasa MG	680,503	2,611,388
Cia. de Saneamento do Parana	530,707	2,760,214
		5,371,602

Total Common Stocks — 83.7%
(Cost: $141,334,479)		152,076,581

Preferred Stocks

Banks — 2.5%
Banco ABC Brasil SA, Preference Shares, NVS	261,654	1,075,836
Banco do Estado do Rio Grande do Sul SA, Class B,
Preference Shares, NVS	724,922	1,503,438
Banco Pan SA, Preference Shares, NVS	1,094,369	1,902,834
		4,482,108
Chemicals — 1.1%
Unipar Carbocloro SA, Class B, Preference
Shares, NVS	205,745	1,959,535
Machinery — 2.5%
Marcopolo SA, Preference Shares, NVS	2,339,705	2,905,192
Randon SA Implementos e Participacoes, Preference
Shares, NVS	647,452	1,173,845
Schulz SA, Preference Shares, NVS	476,189	550,471
		4,629,508
Metals & Mining — 6.4%
Bradespar SA, Preference Shares, NVS	913,102	3,338,772
Cia. Ferro Ligas da Bahia - FERBASA, Preference
Shares, NVS	590,087	893,407
Metalurgica Gerdau SA, Preference Shares, NVS	2,389,478	4,873,700
Usinas Siderurgicas de Minas Gerais SA Usiminas,
Class A, Preference Shares, NVS	1,764,475	2,543,769
		11,649,648
Passenger Airlines — 1.0%
Azul SA, Preference Shares, NVS	1,021,460	1,842,203
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.7%
Alpargatas SA, Preference Shares, NVS	737,792	$1,358,710

Water Utilities — 0.9%
Cia. de Saneamento do Parana, Preference
Shares, NVS	1,483,135	1,578,915

Total Preferred Stocks — 15.1%
(Cost: $25,974,949)		27,500,627

Rights

Health Care Providers & Services — 0.0%
Oncoclinicas do Brasil Servicos Medicos SA (Expires
07/11/24 )(a)	180,712	1,032

Total Rights — 0.0%
(Cost: $—)		1,032

Total Long-Term Investments — 98.8%
(Cost: $167,309,428)		179,578,240

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(c)(d)	500,000	500,000

Total Short-Term Securities — 0.3%
(Cost: $500,000)		500,000

Total Investments — 99.1%
(Cost: $167,809,428)		180,078,240

Other Assets Less Liabilities — 0.9%		1,723,786

Net Assets — 100.0%		$181,802,026

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$500,000	(a)	$—	$—	$—	$500,000	500,000	$15,712	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
May 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bclear MSCI Brazil Index	43	06/21/24	$2,304	$(180,322)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$152,076,581	$—	$—	$152,076,581
Preferred Stocks	27,500,627	—	—	27,500,627
Rights	1,032	—	—	1,032
Short-Term Securities
Money Market Funds	500,000	—	—	500,000
	$180,078,240	$—	$—	$180,078,240
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(180,322)	$—	$—	$(180,322)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

3